LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
2020 6.000% SC Notes, due 2025 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	$ 1,320	$ 2,692
2020 6.500% SC Notes, due 2028 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	2,970	3,598
2021 5.000% Studio City Notes, due 2029 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	3,626	4,228
2022 7.000% Studio City Secured Notes, due 2027 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	4,039	5,134
Revolving Credit Facility [Member] | 2016 Studio City Credit Facilities [Member] | Long term Prepayments, Deposits and Other Assets [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	$ 278	$ 333